FINANCIAL INSTRUMENTS - Categories of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Assets	$ 45,686	$ 62,118
Liabilities	267,959	277,342
Net gain/(loss)
Financial assets at amortized cost	9,300	10,103
Financial liabilities at amortized cost	(30,250)	(27,021)
Financial assets at fair value through profit or loss	351	3,540
Financial liabilities at amortized cost through profit or loss	(1,486)
Financial liabilities at fair value through profit or loss		(1,620)
Total	(22,085)	(14,998)
Of which interest
Financial assets at amortized cost	1,306	890
Financial liabilities at amortized cost	(18,388)	(18,653)
Financial assets at fair value through profit or loss	388	1,315
Total	(16,694)	(16,448)
Amortized cost
FINANCIAL INSTRUMENTS
Liabilities	267,432	276,832
Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Liabilities	170	329
Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities	357	181
Amortized cost
FINANCIAL INSTRUMENTS
Assets	28,852	29,874
Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Assets	16,834	32,244
Trade payables
FINANCIAL INSTRUMENTS
Liabilities	41,806	46,721
Trade payables | Amortized cost
FINANCIAL INSTRUMENTS
Liabilities	41,806	46,721
Financial debt
FINANCIAL INSTRUMENTS
Liabilities	200,200	206,928
Financial debt | Amortized cost
FINANCIAL INSTRUMENTS
Liabilities	199,673	206,418
Financial debt | Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Liabilities	170	329
Financial debt | Fair value accounted through other comprehensive income
FINANCIAL INSTRUMENTS
Liabilities	357	181
Salaries and social security payables
FINANCIAL INSTRUMENTS
Liabilities	15,176	14,705
Salaries and social security payables | Amortized cost
FINANCIAL INSTRUMENTS
Liabilities	15,176	14,705
Leases liabilities
FINANCIAL INSTRUMENTS
Liabilities	10,302	8,592
Leases liabilities | Amortized cost
FINANCIAL INSTRUMENTS
Liabilities	10,302	8,592
Other liabilities
FINANCIAL INSTRUMENTS
Liabilities	475	396
Other liabilities | Amortized cost
FINANCIAL INSTRUMENTS
Liabilities	475	396
Cash and cash equivalents
FINANCIAL INSTRUMENTS
Assets	18,527	34,827
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS
Assets	8,191	3,296
Cash and cash equivalents | Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Assets	10,336	31,531
Investments
FINANCIAL INSTRUMENTS
Assets	6,667	1,943
Investments | Amortized cost
FINANCIAL INSTRUMENTS
Assets	171	1,452
Investments | Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Assets	6,496	491
Trade receivables
FINANCIAL INSTRUMENTS
Assets	19,015	23,208
Trade receivables | Amortized cost
FINANCIAL INSTRUMENTS
Assets	19,015	23,208
Other receivables
FINANCIAL INSTRUMENTS
Assets	1,477	2,140
Other receivables | Amortized cost
FINANCIAL INSTRUMENTS
Assets	1,475	1,918
Other receivables | Fair value accounted through profit or loss
FINANCIAL INSTRUMENTS
Assets	$ 2	$ 222